RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 21, 2020
Disclosure of transactions between related parties [Line Items]
Provision of guarantees or collateral by entity, related party transactions		$ 0
PEWC
Disclosure of transactions between related parties [Line Items]
Principal amount borrowed under Secured Loan					$ 6,000
Secured loan fixed interest rate	3.00%
PEWC
Disclosure of transactions between related parties [Line Items]
Sales commission received from related party		$ 0	$ 0	$ 0
Sigma Cable Company (Private) Limited (“Sigma Cable”) | PEWC
Disclosure of transactions between related parties [Line Items]
Secured loan pledging ownership percentage as collateral	98.30%